Long-term Debt - Additional Information (Detail)					12 Months Ended
	Apr. 18, 2014 USD ($)	Jan. 10, 2014 USD ($)	Oct. 30, 2012 USD ($)	Feb. 09, 2012 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount of debt issued					$ 1,919,484,000
Amended and restated date	Apr. 18, 2014
Remaining borrowing capacity under revolving credit facility					291,085,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Outstanding revolving credit facility					100,000,000
Letter of credit outstanding					$ 8,915,000
Term A Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility	$ 300,000,000
Term A Loan Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate	2.25%
Ratio of indebtedness to net capital minimum	1
Ratio of indebtedness to net capital one	3.00
Term A Loan Facility [Member] | Debt Ratio Less Than or Equal to Four Point Two Five [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate	2.00%
Ratio of indebtedness to net capital minimum	1
Ratio of indebtedness to net capital one	4.25
Term A Loan Facility [Member] | Debt Ratio Less Than or Equal to Three [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate	1.75%
Revolving Credit Facility [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Revolving credit facility maturity date					Feb. 02, 2019
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate	1.00%
Ratio of indebtedness to net capital minimum	1
Ratio of indebtedness to net capital one	3.00
Revolving Credit Facility [Member] | Debt Ratio Less Than or Equal to Three [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate	0.75%
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes				5.875%	5.875%
Aggregate principal amount of debt issued				$ 500,000,000
Net proceeds from the issuance of debt				$ 489,000,000
Redemption percentage equal to principal amount include aggregate premium				100.00%
Redemption price percentage of the principal amount to be purchased				101.00%
5 7/8% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes					5.875%
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes			5.00%		5.00%
Aggregate principal amount of debt issued			$ 535,000,000
Net proceeds from the issuance of debt			$ 527,100,000
Redemption percentage equal to principal amount include aggregate premium			100.00%
Redemption price percentage of the principal amount to be purchased			101.00%
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes					5.00%
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes		5.375%			5.375%
Aggregate principal amount of debt issued		$ 510,000,000
Net proceeds from the issuance of debt		$ 502,300,000
Redemption percentage equal to principal amount include aggregate premium		100.00%
Redemption price percentage of the principal amount to be purchased		101.00%
Redemption percentage of aggregate principal amount of senior notes		35.00%
Additional redeemed percentage of aggregate principal amount		105.375%
Redemption percentage of issued notes which remain outstanding		65.00%
Debt instrument redemption period		120 days
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes					5.375%
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Non cash loss		$ 5,176,000
Ratio of indebtedness to net capital one					3.5
Senior Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility	$ 400,000,000
Incremental Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility	$ 500,000,000
7 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes	7.875%
Aggregate principal amount of debt issued	$ 400,000,000